Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Nov. 30, 2011	Mar. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	RGC RESOURCES INC
Entity Central Index Key	0001069533
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,632,584
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 73,611,110
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No